Short-term Borrowing	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Borrowing
11. Short-term borrowing

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Bank borrowings (1)	30,000	170,000
Current portion of long-term borrowings (note 15)	1,540	46,710

	31,540	216,710

(1)
The Group obtained short-term borrowings to support its operation. The borrowings bear interest 4.50%
for the year ended
December 31, 2020 and interest ranging from 4.30% to 5.00%
for the year ended
December 31, 2021.